Shareholder Report, Line Graph (Details) - USD ($)			4 Months Ended	6 Months Ended	12 Months Ended	16 Months Ended	24 Months Ended	28 Months Ended	36 Months Ended	40 Months Ended	48 Months Ended	52 Months Ended	60 Months Ended	64 Months Ended	72 Months Ended	76 Months Ended	84 Months Ended	88 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Nov. 30, 2018	Mar. 31, 2016	Mar. 31, 2019	Mar. 31, 2026	Mar. 31, 2017	Mar. 31, 2020	Mar. 31, 2018	Mar. 31, 2021	Mar. 31, 2019	Mar. 31, 2022	Mar. 31, 2020	Mar. 31, 2023	Mar. 31, 2021	Mar. 31, 2024	Mar. 31, 2022	Mar. 31, 2025	Mar. 31, 2023	Mar. 31, 2026	Mar. 31, 2024	Mar. 31, 2025	Mar. 31, 2026
C000142731
Account Value [Line Items]
Line Graph and Table Measure Name				Conestoga Small Cap Fund - Institutional Class
Accumulated Value		$ 250,000			$ 307,872		$ 389,329		$ 433,428		$ 388,719		$ 647,493		$ 619,884		$ 591,867		$ 667,096	$ 618,035	$ 589,821
C000012946
Account Value [Line Items]
Line Graph and Table Measure Name				Conestoga Small Cap Fund - Investors Class
Accumulated Value		10,000			12,292		15,509		17,234		15,422		25,641		24,501		23,347		26,259	24,280	23,126
C000136097
Account Value [Line Items]
Line Graph and Table Measure Name				Conestoga SMid Cap Fund - Institutional Class
Accumulated Value		250,000			305,246		400,871		446,233		409,741		673,166		659,135		591,275		708,098	707,239	637,073
C000136096
Account Value [Line Items]
Line Graph and Table Measure Name				Conestoga SMid Cap Fund - Investors Class
Accumulated Value		10,000			12,172		15,954		17,707		16,231		26,588		25,967		23,243		27,761	27,657	24,851
C000232594
Account Value [Line Items]
Line Graph and Table Measure Name				Conestoga Discovery Fund - Institutional Class
Accumulated Value	$ 250,000		$ 269,333			$ 236,257		$ 524,799		$ 449,102		$ 375,759		$ 372,745		$ 370,233		$ 436,059
C000232593
Account Value [Line Items]
Line Graph and Table Measure Name				Conestoga Discovery Fund - Investors Class
Accumulated Value	10,000		10,764			9,419		20,870		17,808		14,876		14,717		14,597		17,130
Russell 3000 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value		250,000			295,167		335,939		365,389		332,046		539,668		604,021		552,194		713,950	765,490	903,933
Russell 3000 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value		10,000			11,807		13,438		14,616		13,282		21,587		24,161		22,088		28,558	30,620	36,157
Russell 3000 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value		250,000			295,167		335,939		365,389		332,046		539,668		604,021		552,194		713,950	765,490	903,933
Russell 3000 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value		10,000			11,807		13,438		14,616		13,282		21,587		24,161		22,088		28,558	30,620	36,157
Russell 3000 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	250,000		258,574			234,978		381,905		427,445		390,770		505,239		541,712		639,683
Russell 3000 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000		10,343			9,399		15,276		17,098		15,631		20,210		21,668		25,587
Russell 2000 Growth Total Return
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Accumulated Value		250,000			307,584		364,889		378,948		308,541		586,849		502,769		449,496		540,953	514,666	636,005
Russell 2000 Growth Total Return
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Accumulated Value		10,000			12,303		14,596		15,158		12,342		23,474		20,111		17,980		21,638	20,587	25,440
Russell 2500 Growth Total Return
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 2500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Accumulated Value		250,000			299,429		359,076		386,166		330,561		619,795		557,094		499,425		604,919	566,394	675,793
Russell 2500 Growth Total Return
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 2500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Accumulated Value		$ 10,000			$ 11,977		$ 14,363		$ 15,447		$ 13,222		$ 24,792		$ 22,284		$ 19,977		$ 24,197	$ 22,656	$ 27,032
Russell Microcap Growth Total Return
Account Value [Line Items]
Line Graph and Table Measure Name				Russell Microcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Accumulated Value	249,999		252,976			197,430		440,434		328,087		269,087		310,615		292,183		414,449
Russell Microcap Growth Total Return
Account Value [Line Items]
Line Graph and Table Measure Name				Russell Microcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Accumulated Value	$ 9,999		$ 10,119			$ 7,897		$ 17,617		$ 13,123		$ 10,763		$ 12,424		$ 11,687		$ 16,577